Subsidiaries - Summary of Group's Non-controlling Interests and Total Equity Attributable to Equity Shareholders (Detail) - CNY (¥) ¥ in Millions				12 Months Ended
	Dec. 17, 2019	Apr. 23, 2019	Nov. 20, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash consideration paid:
Non-current assets				¥ 287,398	¥ 290,190	¥ 222,877
Current assets				38,985	16,738	24,072
Non-current liabilities				(145,571)	(134,109)	(84,793)
Current liabilities				(95,681)	(95,490)	(83,687)
Net cash (inflow) outflow					¥ (176)	¥ (6)	[1]
SAGA [member]
Cash consideration paid:
Cash consideration received from third parties on partial disposal of equity interests				332
Capital injection from third parties				510
Less: Portion of net assets disposed				667
Other reserves in equity				175
Southern Airlines Freight and Logistics Guangzhou Co Ltd [member]
Cash consideration paid:
Capital injection from third parties				3,355
Less: Portion of net assets disposed				2,830
Other reserves in equity				525
Non-current assets				732
Current assets				8,479
Non-current liabilities				(112)
Current liabilities				(2,708)
Guangzhou Baiyun International Logistic Company Limited [member]
Cash consideration paid:
Cash consideration paid				260
Portion of net assets acquired				105
Other reserves in equity				¥ 155
Shenyang Northern Aircraft Maintenance Co Ltd [member]
Cash consideration paid:
Non-current assets		¥ 31
Current assets		41
Non-current liabilities		(6)
Current liabilities		(3)
Total net identifiable assets		63
Cash consideration paid		(14)
Cash and cash equivalents acquired		26
Net cash (inflow) outflow		¥ 12
Guangdong Southern Airline Pearl Aviation Services Company Limited [member]
Cash consideration paid:
Non-current assets	¥ 19
Current assets	252
Current liabilities	(257)
Total net identifiable assets	14
Cash consideration paid	(9)
Cash and cash equivalents acquired	173
Net cash (inflow) outflow	¥ 164
China Southern West Australian Flying College Proprietary Limited [member]
Cash consideration paid:
Non-current assets			¥ 153
Current assets			77
Current liabilities			(155)
Total net identifiable assets			75
Cash consideration paid			(63)
Cash and cash equivalents acquired			69
Net cash (inflow) outflow			¥ 6

[1]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. See Note 2(b).